Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,858,406	$ 6,347,738	$ 7,994,727
Impairment charge amount	$ 3,109,922